Dividend distribution (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend distribution (Details) [Line Items]
Distributed dividend	$ 100,000	$ 10,000
Minimum [Member]
Dividend distribution (Details) [Line Items]
Tax shareholder percentage	5.00%
Maximum [Member]
Dividend distribution (Details) [Line Items]
Tax shareholder percentage	25.00%